Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
Guggenheim BulletShares 2012 Corporate Bond ETF (Prospectus Summary): | Guggenheim BulletShares 2012 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim BulletShares 2012 Corporate Bond ETF
Supplement Text	ck0001364089_SupplementTextBlock

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF

 Guggenheim BulletShares 2013 Corporate Bond ETF

Guggenheim BulletShares 2014 Corporate Bond ETF

Guggenheim BulletShares 2015 Corporate Bond ETF

Guggenheim BulletShares 2016 Corporate Bond ETF

Guggenheim BulletShares 2017 Corporate Bond ETF

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Supplement to the currently effective Prospectus for the above-listed Funds:

The Guggenheim BulletShares 2011 Corporate Bond ETF has liquidated. Therefore, all references in the Prospectus to the Guggenheim BulletShares 2011 Corporate Bond ETF are hereby deleted.

Supplement Closing	ck0001364089_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference
Guggenheim BulletShares 2012 Corporate Bond ETF | Guggenheim BulletShares 2012 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCC